UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2



1. Name and address of issuer:

		Goldman Sachs Variable Insurance Trust
		71 South Wacker Drive, Suite 500
		Chicago, Illinois 60606

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                        [X]


3.                                                   Investment Company Act File
                                                     Number: 811-08361

	Securities Act File Number: 333-35883



4(a) Last day of fiscal year for which this Form is filed:


	December 31, 2007

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $9,578,862 *

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $17,815,591* (iii)Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission: 							     $103,128,768*

(iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):            		     $120,944,359*

(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0 *

(vi)      Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
		5(i)]:						    		     $111,365,497*

(vii) Multiplier for determining registration fee (See Instruction C.9): x .000039300

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): =$ 0





* Sales and redemptions do not include sales of Goldman Sachs Variable Insurance Trust shares to unit investment trusts that offer interests that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid to the Commission.


6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0




8.                                                     Total of the amount of
                                                       the registration fee due
                                                       plus any interest due
                                                       [line 5(viii) plus line
                                                       7]: =$ 0





9.                                                     Date the registration fee
                                                       and any interest payment
                                                       was sent to the
                                                       Commission's lockbox
                                                       depository:

	Method of Delivery:

                               	[ ] Wire Transfer
                            	[ ] Mail or other means




	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


____/s/ Peter Fortner

Peter W. Fortner
Assistant Treasurer

Date: March 28, 2007



*Please print the name and title of the signing officer below the signature.